Loans (Details) - Schedule of Outstanding Balances of Loans	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2023 USD ($)
Compensating Balances [Line Items]
Total loans	¥ 192,418,000	¥ 58,668,000	$ 1,414,943
Less: Loan origination fee	(346,500)	(577,500)	(2,548)
Current portion of long – term loan	(123,819,000)	(11,769,000)	(910,501)
Long-term loan – due over one year	68,252,500	46,321,500	501,894
Kiraboshi Bank [Member]
Compensating Balances [Line Items]
Balance	¥ 11,680,000	¥ 18,676,000	85,889
Maturity Date	Nov. 12, 2024	Nov. 12, 2024
Effective Interest Rate	1.60%	1.60%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank One [Member]
Compensating Balances [Line Items]
Balance	¥ 34,988,000	¥ 39,992,000	257,284
Maturity Date	Mar. 31, 2030	Mar. 31, 2030
Effective Interest Rate	1.60%	1.60%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi	Guaranteed by Mr. Satoshi Kobayashi
Resona Bank [Member]
Compensating Balances [Line Items]
Balance	¥ 100,000,000		735,348
Maturity Date	Apr. 26, 2024
Effective Interest Rate	1.48%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank [Member]
Compensating Balances [Line Items]
Balance	¥ 45,750,000		$ 336,422
Maturity Date	Sep. 30, 2027
Effective Interest Rate	2.69%